Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Events After the Reporting Period
45.	EVENTS AFTER THE REPORTING PERIOD

(a)	NYSE determination to delist American Depositary Shares of the Company
The New York Stock Exchange LLC (the “NYSE”) announced on December 31, 2020 (US Eastern standard time) that the staff of NYSE Regulation had determined to commence proceedings to delist the securities of three issuers, including the American Depositary Shares (the “ADSs”) of the Company, on the basis that the Company is no longer suitable for listing pursuant to the NYSE Listed Company Manual Section 802.01D in light of the Executive Order issued on November 12, 2020 (as amended on January 13, 2021 (US Eastern standard time)) by the then President of the United States. On January 4, 2021(US Eastern standard time), NYSE announced that NYSE Regulation no longer intended to move forward with the delisting action in relation to the ADSs, and then on January 6, 2021 (US Eastern standard time), NYSE announced that NYSE Regulation determined to re-commence delisting proceedings of the ADSs (the “Determination”), following which trading of the ADSs was suspended at 4:00 a.m. (US Eastern standard time) on January 11, 2021. In addition, on January 8, 2021 (US Eastern standard time), the US Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) added the Company to the “Issuer Name” column of a list of companies identified as a Restricted Company (the “Restricted List”).
In order to protect the legitimate interests of the Company and its shareholders, on January 20, 2021 (US Eastern standard time), the Company filed with the NYSE a written request for a review of the Determination by a Committee of the Board of Directors of the NYSE (the “Committee”) and stay of the trading suspension of the ADSs pending review of the Determination. On January 27, 2021 (US Eastern standard time), OFAC published General License No. 1A in relation to the Executive Order (“GL 1A”), dated January 26, 2021 (US Eastern standard time), and guidance relating to two related frequently asked questions (respectively, “FAQ 878” and “FAQ 879”). GL 1A and FAQ 879 provide, among others, that, pursuant to the Executive Order, the Prohibitions with respect to the Company take effect on the date that is 60 days after the Company was added to the Restricted List, or March 9, 2021 (US Eastern standard time) (instead of January 11, 2021 (US Eastern standard time)).
The Company will continue to pay close attention to the development of related matters and also seek professional advice and reserve all rights to protect the legitimate interests of the Company.

(b)	Proposal of share appreciation rights grant for key personnel
On February 9, 2021, the Board of Directors of the Company has considered and approved the resolution in relation to the “2021 Share Appreciation Rights Grant Proposal for Key Personnel of China Telecom Corporation Limited” (now renamed as “The Phase II Incentive Scheme for Share Appreciation Rights of China Telecom Corporation Limited” as instructed by the State-owned Assets Supervision and Administration Commission of the State Council of China (“SASAC”)) (the “Proposal”). According to the Proposal, the Company proposed to grant a maximum of approximately 2,412 million share appreciation rights to a maximum of approximately 8,300 key personnel (excluding the Executive Directors,
Non-Executive
Director, Independent Directors, Supervisors and senior management of the Company).
The Proposal has been approved by SASAC on March 3, 2021.

(c)	Proposed A share offering
On March 9, 2021, the Company announced it plans to apply for the offering and listing of A shares on the Main Board of Shanghai Stock Exchange.